Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	3,281,464	2,326,350
Occupancy expenses	32,809	28,062
Research and development	179,987	260,335
TOTAL OPERATING EXPENSES	3,494,260	2,614,747
LOSS FROM OPERATIONS	(3,494,260)	(2,614,747)
OTHER INCOME (EXPENSE)
Interest expense	(1,748,381)	(1,314,539)
Interest income	946	31
Other income	57,636
Derivative income (expense)	385,293	(2,472,146)
Gain on debt settlements, net		14,101
Gain on extinguishment of debt, net	67,123	1,204,242
Foreign currency transaction loss	(143,808)	(690,748)
TOTAL OTHER EXPENSE, NET	(1,381,191)	(3,259,059)
LOSS BEFORE TAXES	(4,875,451)	(5,873,806)
TAX BENEFIT	134,728	115,437
NET LOSS	$ (4,740,723)	$ (5,758,369)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.19)	$ (10.97)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	24,633,637	524,939
NET LOSS	$ (4,740,723)	$ (5,758,369)
OTHER COMPREHENSIVE INCOME
Unrealized foreign currency translation gain	200,673	709,069
TOTAL OTHER COMPREHENSIVE INCOME	200,673	709,069
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (4,540,050)	$ (5,049,300)